BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Deferred offering costs associated with IPO	$ 201,556
Total current assets	274,106
Cash	72,550
Deferred offering costs	201,556
Total assets	274,106
Current Liabilities
Accounts payable and accrued expenses	180,000
Sponsor loans	75,000
Accrued offering costs and expenses	180,000
Promissory Note - Related Party	75,000
Total current liabilities	255,000
Total liabilities	255,000
Commitments
Shareholders'deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid in capital	24,310
Retained earnings	(5,894)
Total shareholders' equity	19,106
Total liabilities and shareholders' deficit	274,106
Class B Common Stock
Shareholders'deficit:
Common stock	$ 690	[1]

[1]	Includes an aggregate of up to 900,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On February 8, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 6,900,000 shares of Class B ordinary shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Notes 4 and 7).